INCOME TAX EXPENSES	12 Months Ended
Dec. 31, 2014
INCOME TAX EXPENSES [Abstract]
INCOME TAX EXPENSES

Note 12—INCOME TAX  EXPENSES

Cayman Islands and British Virgin Islands

Under the current laws of the Cayman Islands and British Virgin Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands and British Virgin Islands withholding tax will be imposed.

Hong Kong

Under the Hong Kong tax laws, a subsidiary in Hong Kong is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

China

The Company's PRC subsidiaries and PRC Affiliated Entities are subject to the statutory rate of 25% in accordance with the enterprise income tax law (“EIT Law”) which was effective on January 1, 2008.

Dividends paid by PRC subsidiaries of the Company out of the profits earned after December 31, 2007 to non-PRC tax resident investors would be subject to PRC withholding tax. The withholding tax is 10%, unless a foreign investor's tax jurisdiction has a tax treaty with China that provides for a lower withholding tax rate.

(Loss) income before income taxes consists of:

	Year Ended December 31
	2012	2013	2014
	RMB	RMB	RMB	US$
Non-PRC	23,349	52,418	9,245	1,490
PRC	(467,200)	(195,283)	78,872	12,712
	(443,851)	(142,865)	88,117	14,202

Income taxes consist of:

Year Ended December 31
	2012	2013	2014
	RMB	RMB	RMB	US$
Current income tax	—	—	—	—
Deferred income tax benefit	—	—	—	—
	—	—	—	—

A reconciliation of the differences between the statutory tax rate and the effective tax rate for enterprise income tax is as follows:

	Year Ended December 31
	2012	2013	2014
	RMB	RMB	RMB	US$
Income tax computed at PRC statutory tax rate (25%)	(110,963)	(35,716)	22,029	3,550
Effect of different tax rates in different jurisdictions	(5,837)	(13,105)	(2,311)	(372)
Non-deductible expenses	191	757	1,251	202
Research and development super deduction	—	—	(13,562)	(2,186)
Effect of expired tax losses	—	452	—	—
Other adjustments	(100)	(238)	82	13
Changes in valuation allowance	116,709	47,850	(7,489)	(1,207)
	—	—	—	—

The components of deferred taxes are as follows:

	As of December 31,
	2013	2014
	RMB	RMB	US$
Deferred tax assets, current portion:
Accrued expenses	36,630	39,318	6,337
Inventories	10,996	10,099	1,628
Provisions	2,140	1,506	243
Total deferred tax assets, current portion	49,766	50,923	8,208
Valuation allowance	(49,766)	(50,923)	(8,208)
Deferred tax assets, current portion, net	—	—	—
Deferred tax assets, non-current portion:
Fixed assets	788	1,291	208
Net operating losses	223,360	214,211	34,525
Total deferred tax assets, non-current portion	224,148	215,502	34,733
Valuation allowance	(224,148)	(215,502)	(34,733)
Deferred tax assets, non-current portion, net	—	—	—

During the year ended December 31, 2014, the Company reassessed the realizability of deferred tax assets and concluded that it is not more-likely-than-not that the deferred tax assets will be realized. Therefore, the Company recognized a full valuation allowance against deferred tax assets as of December 31, 2014.

As of December 31, 2014, the Company had net operating losses of approximately RMB760,177 (US$122,518) per income tax returns, which can be carried forward to offset future taxable incomes. The net operating losses will expire between 2016 and 2019 if not utilized.

The changes in unrecognized tax benefits are as follows:

	As of December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Balance at January 1	649	282	244	39
Additions based on tax positions related to the prior years	66	—	—	—
Reductions for tax positions of prior years	(433)	(38)	—	—
Balance at December 31	282	244	244	39

At December 31, 2012, 2013, and 2014, the Company had approximately RMB282, RMB244 and RMB244 (US$39) of unrecognized tax benefits related to uncertain tax positions. None of the unrecognized tax benefits would, if recognized, affect the effective tax rate. The Company does not anticipate any material changes to its uncertain tax positions in the next 12 months.

There is no interest or penalty associated with the unrecognized tax benefits, and, accordingly, no such accruals have been made in the Company's consolidated financial statements.

The PRC tax law provides a 3-5 years statute of limitation and the open tax years for which the Company's PRC subsidiaries and PRC Affiliated Entities' income tax returns are subject to examination by the PRC tax authorities from 2009 to 2014.